Cash position - Reconciliation of operational cash burn (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash position
Increase/decrease (-) in cash and cash equivalents (excluding effect of exchange differences)	€ 523,222	€ (144,740)
Net proceeds from capital and share premium increases	(23,268)	(7,805)
Net sale of current financial investments	(730,439)
Total operational cash flow/cash burn (-)	€ (230,486)	€ (152,545)